MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
Provisions for employee benefits under government-mandated defined contribution plan	36,039	35,384	27,543